UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

Deutsche Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Global Income Builder Fund

Contents
3 Letter to Shareholders
4 Performance Summary
11 Portfolio Management Team
12 Portfolio Summary
14 Investment Portfolio
50 Statement of Assets and Liabilities
52 Statement of Operations
54 Statement of Changes in Net Assets
55 Financial Highlights
61 Notes to Financial Statements
80 Information About Your Fund's Expenses
82 Advisory Agreement Board Considerations and Fee Evaluation
87 Account Management Resources
89 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder
President, Deutsche Funds

Performance Summary April 30, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	1.07%	0.88%	6.98%	4.80%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.74%	–4.92%	5.72%	4.18%
S&P® Target Risk Moderate Index†	2.47%	4.91%	6.64%	5.23%
Blended Index††	2.28%	2.70%	7.48%	5.86%
Russell 1000® Index†††	4.75%	13.00%	14.47%	8.62%
Barclays U.S. Aggregate Bond Index††††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.38%	6.72%	4.46%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–5.39%	5.47%	3.84%
S&P® Target Risk Moderate Index†		4.70%	6.66%	5.23%
Blended Index††		2.79%	7.17%	5.68%
Russell 1000® Index†††		12.73%	14.73%	8.34%
Barclays U.S. Aggregate Bond Index††††		5.72%	4.41%	4.93%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	0.54%	–0.17%	5.90%	4.06%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–3.14%	–2.88%	5.74%	4.06%
S&P® Target Risk Moderate Index†	2.47%	4.91%	6.64%	5.23%
Blended Index††	2.28%	2.70%	7.48%	5.86%
Russell 1000® Index†††	4.75%	13.00%	14.47%	8.62%
Barclays U.S. Aggregate Bond Index††††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.56%	5.69%	3.73%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–3.26%	5.53%	3.73%
S&P® Target Risk Moderate Index†		4.70%	6.66%	5.23%
Blended Index††		2.79%	7.17%	5.68%
Russell 1000® Index†††		12.73%	14.73%	8.34%
Barclays U.S. Aggregate Bond Index††††		5.72%	4.41%	4.93%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	0.78%	0.18%	6.13%	3.95%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.14%	0.18%	6.13%	3.95%
S&P® Target Risk Moderate Index†	2.47%	4.91%	6.64%	5.23%
Blended Index††	2.28%	2.70%	7.48%	5.86%
Russell 1000® Index†††	4.75%	13.00%	14.47%	8.62%
Barclays U.S. Aggregate Bond Index††††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.32%	5.87%	3.60%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.32%	5.87%	3.60%
S&P® Target Risk Moderate Index†		4.70%	6.66%	5.23%
Blended Index††		2.79%	7.17%	5.68%
Russell 1000® Index†††		12.73%	14.73%	8.34%
Barclays U.S. Aggregate Bond Index††††		5.72%	4.41%	4.93%
Class R6			6-Month‡	Life of Class*
Average Annual Total Returns as of 4/30/15
No Sales Charges			1.15%	–1.14%
S&P® Target Risk Moderate Index†			2.47%	1.88%
Blended Index††			2.28%	0.60%
Russell 1000® Index†††			4.75%	5.43%
Barclays U.S. Aggregate Bond Index††††			2.06%	2.36%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges				–3.12%
S&P® Target Risk Moderate Index†				1.12%
Blended Index††				–1.11%
Russell 1000® Index†††				4.68%
Barclays U.S. Aggregate Bond Index††††				2.73%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	1.29%	1.19%	7.19%	5.03%
S&P® Target Risk Moderate Index†	2.47%	4.91%	6.64%	5.23%
Blended Index††	2.28%	2.70%	7.48%	5.86%
Russell 1000® Index†††	4.75%	13.00%	14.47%	8.62%
Barclays U.S. Aggregate Bond Index††††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		0.58%	6.94%	4.68%
S&P® Target Risk Moderate Index†		4.70%	6.66%	5.23%
Blended Index††		2.79%	7.17%	5.68%
Russell 1000® Index†††		12.73%	14.73%	8.34%
Barclays U.S. Aggregate Bond Index††††		5.72%	4.41%	4.93%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	1.21%	1.14%	7.26%	5.10%
S&P® Target Risk Moderate Index†	2.47%	4.91%	6.64%	5.23%
Blended Index††	2.28%	2.70%	7.48%	5.86%
Russell 1000® Index†††	4.75%	13.00%	14.47%	8.62%
Barclays U.S. Aggregate Bond Index††††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		0.64%	7.03%	4.77%
S&P® Target Risk Moderate Index†		4.70%	6.66%	5.23%
Blended Index††		2.79%	7.17%	5.68%
Russell 1000® Index†††		12.73%	14.73%	8.34%
Barclays U.S. Aggregate Bond Index††††		5.72%	4.41%	4.93%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2015 are 0.90%, 1.93%, 1.69%, 0.56%, 0.69% and 0.64% for Class A, Class B, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class R6 shares commenced operations on August 25, 2014. The performance shown for the index is for the time period of August 31, 2014 through April 30, 2015 (through March 31, 2015 for the most recent calendar quarter end), which is based on the performance period of the life of Class R6.

† The S&P Target Risk Moderate Index is designed to measure the performance of S&P's proprietary moderate target risk allocation model. The S&P Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to seek current income, some capital preservation, and an opportunity for moderate to low capital appreciation.

†† The Blended Index consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Barclays U.S. Universal Index.

MSCI World High Dividend Yield Index includes securities that offer a meaningfully higher-than-average dividend yield relative to the MSCI World Index and pass dividend sustainability and persistence screens. The index offers broad market coverage, and is free-float market capitalization-weighted to ensure that its performance can be replicated in institutional and retail portfolios. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

††† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

†††† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

On December 1, 2014, the S&P Target Risk Moderate Index replaced the Russell 1000 Index as the comparative broad-based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the Fund's investment strategies. On December 1, 2014, the Blended Index replaced the Barclays U.S. Aggregate Bond Index and the S&P Target Risk Moderate Index as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the Fund’s overall strategic asset allocations.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/15	$9.52	$9.53	$9.51	$9.50	$9.52	$9.51
10/31/14	$10.36	$10.37	$10.35	$10.35	$10.36	$10.35
Distribution Information as of 4/30/15
Income Dividends, Six Months	$.18	$.13	$.14	$.19	$.19	$.19
Capital Gain Distributions, Six Months	$.73	$.73	$.73	$.73	$.73	$.73

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2005.

— Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

— Co-Head of Fixed Income for North America: New York.

— BIS, University of Minnesota.

Thomas Schuessler, PhD, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2008.

— Joined Deutsche Asset & Wealth Management in 2001 after five years at Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.

— Head of Equity Income and Member of the Asset Management CIO Executive Committee: Frankfurt.

— PhD, University of Heidelberg, studies in physics and economics at University of Heidelberg and University of Utah.

Philip G. Condon, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

John D. Ryan, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

— Investment industry experience began in 1993.

— BA in Economics, University of Chicago; MBA, University of Chicago.

Fabian Degen, CFA, Vice President

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset & Wealth Management in 2007.

— Portfolio manager for US and Global Value Equity: Frankfurt.

— US and Global Fund Management: Frankfurt.

— Bachelor of International Business Administration in Investments and Finance from International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Portfolio Summary (Unaudited)

Five Largest Equity Holdings at April 30, 2015 (16.8% of Net Assets)
1. Verizon Communications, Inc. An integrated telecommunications company	4.4%
2. British American Tobacco PLC Manufactures, markets and sells cigarettes and other tobacco products	4.1%
3. HCP, Inc. A real estate investment trust	3.1%
4. Jardine Matheson Holdings Ltd. A multinational conglomerate with a portfolio of various businesses in the Asia-Pacific region	2.6%
5. Coach, Inc. Designer, producer and marketer of leather goods	2.6%

Five Largest Fixed-Income Long-Term Securities at April 30, 2015 (7.3% of Net Assets)
1. Government National Mortgage Association 3.5%, 3/1/2043	2.2%
2. U.S. Treasury Note 1.0%, 8/31/2016	1.8%
3. Federal Home Loan Mortgage Corp. 3.5%, 10/1/2042	1.6%
4. Kingdom of Spain-Inflation Linked Bond 1.0%, 11/30/2030	0.9%
5. Republic of Portugal 4.1%, 2/15/2045	0.8%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 87 for contact information.

Investment Portfolio as of April 30, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 55.5%
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 0.0%
Dawn Holdings, Inc.* (a)	3	5,560
Leisure Products 2.0%
Mattel, Inc. (b)	705,506	19,867,049
Media 1.2%
Pearson PLC	198,850	4,022,663
Wolters Kluwer NV (b)	248,331	8,035,291
		12,057,954
Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc. (b)	649,495	24,817,204
Consumer Staples 14.7%
Beverages 2.2%
PepsiCo, Inc.	226,404	21,535,549
Food & Staples Retailing 1.4%
Tesco PLC	4,170,999	14,124,252
Food Products 2.9%
Nestle SA (Registered)	85,122	6,626,951
Unilever NV (CVA)	493,715	21,531,421
		28,158,372
Household Products 2.2%
Procter & Gamble Co.	274,732	21,843,941
Tobacco 6.0%
British American Tobacco PLC	732,331	40,410,538
Imperial Tobacco Group PLC	360,656	17,620,607
		58,031,145
Energy 3.4%
Oil, Gas & Consumable Fuels
Apache Corp.	304,481	20,826,500
Canadian Natural Resources Ltd.	43,043	1,430,248
Canadian Oil Sands Ltd. (b)	1,027,134	11,160,984
		33,417,732
Financials 8.7%
Banks 1.4%
Standard Chartered PLC	864,838	14,189,143
Diversified Financial Services 1.5%
Leucadia National Corp.	603,333	14,341,225
Insurance 2.7%
PartnerRe Ltd.	122,332	15,658,496
Powszechny Zaklad Ubezpieczen SA	41,773	5,447,188
Sampo Oyj "A" (b)	103,558	5,042,000
		26,147,684
Real Estate Investment Trusts 3.1%
HCP, Inc. (REIT)	741,400	29,871,006
Health Care 4.0%
Pharmaceuticals
GlaxoSmithKline PLC	871,934	20,249,182
Sanofi	180,208	18,374,577
		38,623,759
Industrials 6.4%
Aerospace & Defense 0.8%
BAE Systems PLC	936,215	7,286,981
Air Freight & Logistics 0.2%
Singapore Post Ltd.	1,206,617	1,738,763
Building Products 0.0%
Congoleum Corp.*	11,440	0
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.	61	1,314
Industrial Conglomerates 4.1%
Jardine Matheson Holdings Ltd.	411,605	25,453,538
Koninklijke Philips NV	348,831	9,951,574
Smiths Group PLC	270,737	4,742,511
		40,147,623
Machinery 1.3%
CNH Industrial NV	1,457,748	12,792,064
Information Technology 4.9%
Communications Equipment 3.9%
Cisco Systems, Inc.	490,292	14,135,119
QUALCOMM, Inc.	357,210	24,290,280
		38,425,399
Technology Hardware, Storage & Peripherals 1.0%
Diebold, Inc.	137,544	4,782,405
Wincor Nixdorf AG	132,076	5,022,032
		9,804,437
Materials 1.0%
Chemicals 0.4%
Air Liquide SA	32,215	4,213,380
GEO Specialty Chemicals, Inc.*	57,540	42,079
		4,255,459
Metals & Mining 0.6%
Franco-Nevada Corp.	111,681	5,798,341
Telecommunication Services 4.4%
Diversified Telecommunication Services
Verizon Communications, Inc.	846,017	42,668,683
Utilities 2.2%
Electric Utilities
Southern Co.	483,601	21,423,524
Total Common Stocks (Cost $501,386,094)		541,374,163

Preferred Stock 0.0%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $137,250)	148	151,534

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $90,209)	506	3,291

		Principal Amount ($)(c)	Value ($)

Corporate Bonds 21.9%
Consumer Discretionary 3.5%
Ally Financial, Inc., 4.125%, 3/30/2020		305,000	306,525
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	297,150
7.0%, 5/20/2022		840,000	899,640
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		190,000	180,025
APX Group, Inc., 6.375%, 12/1/2019		195,000	194,513
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	326,542
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	307,125
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (b)		495,000	490,050
5.5%, 4/1/2023		200,000	203,938
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		340,000	354,607
5.165%, 8/1/2044		410,000	435,781
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	71,750
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		425,000	420,750
144A, 5.375%, 5/1/2025		320,000	314,400
144A, 5.875%, 5/1/2027		535,000	526,975
7.375%, 6/1/2020		3,610,000	3,844,650
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,390,000	1,392,015
144A, 6.375%, 9/15/2020		1,105,000	1,164,394
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		240,000	251,400
Series B, 6.5%, 11/15/2022		1,195,000	1,263,712
Series A, 7.625%, 3/15/2020		20,000	20,900
Series B, 7.625%, 3/15/2020		1,190,000	1,252,475
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,656
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		870,000	905,887
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		700,000	673,750
D.R. Horton, Inc., 4.0%, 2/15/2020		105,000	106,575
Dana Holding Corp., 5.5%, 12/15/2024		250,000	256,875
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	295,191
5.0%, 3/15/2023		845,000	800,637
7.875%, 9/1/2019		1,120,000	1,264,200
Family Tree Escrow LLC, 144A, 5.75%, 3/1/2023		367,500	385,875
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		380,000	382,470
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022 (b)		500,000	502,500
Harron Communications LP, 144A, 9.125%, 4/1/2020		250,000	274,375
HD Supply, Inc.:
7.5%, 7/15/2020 (b)		130,000	139,425
11.5%, 7/15/2020		385,000	450,450
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		160,000	173,600
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		870,000	860,212
11.25%, 3/1/2021		265,000	270,300
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		160,000	154,400
Lennar Corp., 4.75%, 5/30/2025		260,000	258,050
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	61,350
144A, 7.0%, 9/1/2020		370,000	394,050
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	152,250
Mediacom Broadband LLC:
5.5%, 4/15/2021		45,000	45,675
6.375%, 4/1/2023		145,000	153,700
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,400
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,895,000	2,027,650
6.75%, 10/1/2020		560,000	602,700
8.625%, 2/1/2019		85,000	97,856
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	155,853
Numericable-SFR:
144A, 4.875%, 5/15/2019		470,000	474,113
144A, 6.0%, 5/15/2022		700,000	717,063
144A, 6.25%, 5/15/2024		850,000	873,383
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		170,000	180,625
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	206,500
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		25,000	25,500
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	21,100
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		385,000	393,663
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	131,300
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		215,000	227,900
Springs Industries, Inc., 6.25%, 6/1/2021		310,000	306,513
Starz LLC, 5.0%, 9/15/2019		160,000	164,000
Time Warner Cable, Inc., 7.3%, 7/1/2038		245,000	271,389
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		215,000	211,775
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,987,044
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	216,197
			33,820,294
Consumer Staples 1.0%
Cencosud SA, 144A, 4.875%, 1/20/2023 (b)		800,000	815,094
Chiquita Brands International, Inc., 7.875%, 2/1/2021		83,000	90,678
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		575,000	552,747
144A, 6.75%, 1/1/2020		250,000	261,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	241,787
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		470,000	490,210
144A, 7.75%, 10/28/2020		2,000,000	2,168,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		2,040,000	2,167,500
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	488,750
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		1,000,000	997,500
144A, 12.25%, 2/10/2022		1,000,000	1,099,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		205,000	210,125
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		60,000	60,690
Smithfield Foods, Inc., 6.625%, 8/15/2022		12,000	12,930
The WhiteWave Foods Co., 5.375%, 10/1/2022		245,000	263,375
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (b)		1,000,000	200,000
			10,120,261
Energy 2.8%
Afren PLC, 144A, 10.25%, 4/8/2019*		2,203,000	947,290
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		440,000	437,800
5.375%, 11/1/2021		190,000	191,900
144A, 5.625%, 6/1/2023 (b)		210,000	214,462
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		100,000	97,500
144A, 5.625%, 6/1/2024		145,000	140,288
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		195,000	160,388
6.75%, 11/1/2020		195,000	162,825
California Resources Corp.:
5.0%, 1/15/2020 (b)		190,000	179,550
5.5%, 9/15/2021		437,000	414,057
6.0%, 11/15/2024		155,000	145,700
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		270,000	274,050
Chaparral Energy, Inc., 7.625%, 11/15/2022		345,000	276,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		685,000	669,587
6.125%, 2/15/2021		55,000	55,275
6.625%, 8/15/2020		260,000	267,800
Concho Resources, Inc., 5.5%, 4/1/2023		415,000	420,706
Continental Resources, Inc., 3.8%, 6/1/2024		230,000	220,998
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		95,000	99,275
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	970,601
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	506,875
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		545,000	543,637
144A, 8.125%, 9/15/2023		105,000	108,938
EP Energy LLC, 6.875%, 5/1/2019 (b)		145,000	149,495
EV Energy Partners LP, 8.0%, 4/15/2019		1,355,000	1,300,800
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		600,000	510,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		105,000	106,838
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (d)		465,000	483,891
8.875%, 5/15/2021		754,000	588,874
9.75%, 7/15/2020		155,000	127,100
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		255,000	247,350
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	19,800
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		225,000	198,000
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		245,000	207,025
Kinder Morgan, Inc.:
3.05%, 12/1/2019		580,000	585,766
5.55%, 6/1/2045		375,000	374,398
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	320,850
Linn Energy LLC, 6.25%, 11/1/2019		725,000	612,625
MEG Energy Corp., 144A, 7.0%, 3/31/2024		1,390,000	1,369,428
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		255,000	247,350
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		320,000	342,720
Newfield Exploration Co., 5.375%, 1/1/2026		155,000	161,200
Noble Holding International Ltd., 4.0%, 3/16/2018		30,000	30,640
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		680,000	651,950
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	952,500
Oasis Petroleum, Inc., 6.875%, 3/15/2022		295,000	300,162
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,200,000	1,936,000
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		150,000	152,521
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	554,450
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		250,000	193,375
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		500,000	361,250
Regency Energy Partners LP, 5.0%, 10/1/2022		150,000	160,875
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,000,000	1,015,119
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		50,000	52,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		520,000	539,760
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		685,000	700,639
5.625%, 4/15/2023		155,000	156,550
144A, 5.625%, 3/1/2025		260,000	261,443
5.75%, 5/15/2024		610,000	616,100
SESI LLC, 7.125%, 12/15/2021		675,000	702,000
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		80,000	81,500
Sunoco LP, 144A, 6.375%, 4/1/2023		150,000	156,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	326,800
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		95,000	95,238
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		270,000	281,475
Transocean, Inc., 4.3%, 10/15/2022 (b)		1,155,000	882,131
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		205,000	175,275
Whiting Petroleum Corp.:
5.75%, 3/15/2021		210,000	213,020
144A, 6.25%, 4/1/2023		460,000	474,674
Williams Partners LP, 6.125%, 7/15/2022		60,000	64,500
			27,546,959
Financials 2.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	580,425
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		70,000	70,875
American International Group, Inc., 4.375%, 1/15/2055		180,000	174,687
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,042,500
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		300,000	277,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	311,987
Barclays Bank PLC, 7.625%, 11/21/2022		1,000,000	1,171,500
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		1,000,000	1,047,480
144A, 6.008%, 5/17/2022		500,000	523,125
144A, 6.75%, 9/30/2022		1,750,000	1,988,438
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		1,000,000	1,006,292
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	175,950
5.25%, 3/15/2018 (b)		4,528,000	4,693,272
Credit Agricole SA, 144A, 7.875%, 1/29/2049		605,000	646,943
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,000,000	1,051,400
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,000,000	1,577,059
E*TRADE Financial Corp., 4.625%, 9/15/2023		205,000	209,356
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		525,000	535,469
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		940,000	1,001,537
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		1,015,000	1,037,838
6.375%, 3/29/2049		200,000	206,500
6.375%, 12/29/2049		740,000	765,160
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	409,000
6.25%, 5/15/2019		350,000	386,750
8.75%, 3/15/2017		1,150,000	1,277,765
Legg Mason, Inc., 5.625%, 1/15/2044		300,000	343,934
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,265,000	1,442,411
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		55,000	52,677
Morgan Stanley, Series H, 5.45%, 7/29/2049		140,000	141,050
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	32,400
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	481,250
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		525,000	554,137
Navient Corp., 5.5%, 1/25/2023 (b)		535,000	514,938
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		55,000	57,409
Popular, Inc., 7.0%, 7/1/2019		195,000	196,950
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		610,000	617,155
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		235,000	236,175
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,000,000	963,500
			27,802,794
Health Care 1.5%
Actavis Funding SCS, 4.75%, 3/15/2045		12,000	12,131
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	114,263
Biomet, Inc.:
6.5%, 8/1/2020		330,000	349,387
6.5%, 10/1/2020		95,000	99,513
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,120,500
7.125%, 7/15/2020		735,000	788,287
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		2,000,000	2,122,500
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		105,000	106,575
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022 (b)		475,000	422,156
Endo Finance LLC:
144A, 5.375%, 1/15/2023		290,000	285,287
144A, 6.0%, 2/1/2025 (b)		160,000	164,100
HCA, Inc.:
5.25%, 4/15/2025		65,000	70,444
6.5%, 2/15/2020		2,020,000	2,302,800
Hologic, Inc., 6.25%, 8/1/2020		220,000	227,975
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	249,600
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		370,000	354,275
144A, 4.875%, 4/15/2020		175,000	177,844
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		350,000	374,062
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		52,000	55,510
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,110,000	1,201,297
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		385,000	394,866
144A, 5.875%, 5/15/2023		355,000	364,319
144A, 6.125%, 4/15/2025		1,050,000	1,083,469
144A, 6.375%, 10/15/2020		365,000	384,619
144A, 7.5%, 7/15/2021		1,515,000	1,643,775
			14,469,554
Industrials 2.0%
ADT Corp.:
3.5%, 7/15/2022 (b)		220,000	207,350
5.25%, 3/15/2020		415,000	437,825
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		500,000	536,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	191,900
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	339,075
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		140,000	139,300
144A, 5.5%, 9/15/2018		100,000	101,125
144A, 5.75%, 3/15/2022		1,480,000	1,402,300
144A, 6.0%, 10/15/2022		235,000	220,900
144A, 7.5%, 3/15/2025		105,000	104,081
144A, 7.75%, 3/15/2020		25,000	26,434
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		200,000	203,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	146,088
DP World Ltd., 144A, 6.85%, 7/2/2037		250,000	280,877
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	872,500
EnerSys, 144A, 5.0%, 4/30/2023		55,000	55,688
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		60,000	59,700
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	207,675
Gates Global LLC, 144A, 6.0%, 7/15/2022		285,000	265,762
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		390,000	406,575
Masonite International Corp., 144A, 5.625%, 3/15/2023		215,000	224,675
Meritor, Inc.:
6.25%, 2/15/2024		95,000	97,138
6.75%, 6/15/2021		305,000	318,725
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,128,000
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,400,000	1,288,000
Noble Group Ltd.:
REG S, 6.0%, 6/24/2049		1,000,000	841,200
144A, 6.625%, 8/5/2020 (b)		500,000	501,250
Nortek, Inc., 8.5%, 4/15/2021		885,000	955,800
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022 (b)		372,040	320,996
Oshkosh Corp., 144A, 5.375%, 3/1/2025		25,000	25,938
Ply Gem Industries, Inc., 6.5%, 2/1/2022		185,000	176,675
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,150
SBA Communications Corp., 5.625%, 10/1/2019		190,000	199,500
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		500,000	510,000
TransDigm, Inc.:
6.0%, 7/15/2022		590,000	593,687
6.5%, 7/15/2024		175,000	177,599
7.5%, 7/15/2021		1,035,000	1,112,625
Triumph Group, Inc., 5.25%, 6/1/2022		145,000	143,550
United Rentals North America, Inc.:
4.625%, 7/15/2023		170,000	172,339
6.125%, 6/15/2023		20,000	20,965
7.375%, 5/15/2020		100,000	107,829
7.625%, 4/15/2022		2,260,000	2,491,650
USG Corp., 144A, 5.5%, 3/1/2025		15,000	15,750
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		275,000	297,687
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		280,000	297,500
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		170,000	169,681
144A, 4.75%, 4/29/2025		225,000	225,563
			19,648,877
Information Technology 1.2%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,195,000	1,277,156
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	254,800
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		65,000	67,133
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		370,000	339,475
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (b)		280,000	229,600
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		205,000	203,463
CDW LLC, 6.0%, 8/15/2022		280,000	301,700
CyrusOne LP, 6.375%, 11/15/2022		95,000	100,106
EarthLink Holdings Corp., 7.375%, 6/1/2020		265,000	275,600
Entegris, Inc., 144A, 6.0%, 4/1/2022		140,000	146,300
Equinix, Inc., 5.375%, 4/1/2023		690,000	712,425
First Data Corp.:
144A, 6.75%, 11/1/2020		432,000	460,080
144A, 7.375%, 6/15/2019		2,800,000	2,908,500
144A, 8.75%, 1/15/2022		190,000	203,300
144A, 8.875%, 8/15/2020		745,000	787,837
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		230,000	236,325
KLA-Tencor Corp., 4.65%, 11/1/2024		650,000	672,440
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		265,000	265,927
144A, 5.625%, 1/15/2026		240,000	237,000
NXP BV, 144A, 3.75%, 6/1/2018		330,000	339,075
Open Text Corp., 144A, 5.625%, 1/15/2023		215,000	223,063
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		155,000	156,744
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		970,000	1,026,664
VeriSign, Inc., 144A, 5.25%, 4/1/2025 (b)		145,000	149,887
			11,574,600
Materials 2.1%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		550,000	564,045
144A, 4.125%, 9/27/2022 (b)		850,000	854,234
Berry Plastics Corp., 5.5%, 5/15/2022		1,095,000	1,134,694
Cascades, Inc., 144A, 5.5%, 7/15/2022		215,000	217,688
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,000,000	1,072,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		355,000	361,212
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		245,000	248,063
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020 (b)		410,000	381,300
144A, 7.0%, 2/15/2021		430,000	400,975
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		530,000	534,305
Hexion, Inc.:
6.625%, 4/15/2020		1,030,000	963,050
8.875%, 2/1/2018 (b)		450,000	401,062
Huntsman International LLC, 5.125%, 4/15/2021	EUR	250,000	298,257
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	244,688
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	985,000
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,043,937
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		240,000	250,800
Polymer Group, Inc., 7.75%, 2/1/2019		179,000	184,818
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021 (b)		200,000	185,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020 (b)		3,880,000	4,054,600
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		190,000	190,000
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		225,000	220,500
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (b)		250,000	248,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	125,100
144A, 5.625%, 10/1/2024		60,000	64,500
Yamana Gold, Inc., 4.95%, 7/15/2024		1,040,000	1,040,243
			20,269,321
Telecommunication Services 3.9%
Altice SA, 144A, 7.75%, 5/15/2022		220,000	222,202
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	8,000,000	516,543
AT&T, Inc.:
2.45%, 6/30/2020 (d)		160,000	159,821
3.4%, 5/15/2025 (d)		270,000	267,148
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,500,000	1,655,355
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		100,000	105,349
Cincinnati Bell, Inc., 8.75%, 3/15/2018 (b)		807,000	824,915
CommScope, Inc., 144A, 5.0%, 6/15/2021		290,000	290,000
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	719,625
144A, 8.25%, 9/30/2020		1,410,000	1,454,274
Digicel Ltd., 144A, 6.75%, 3/1/2023		395,000	389,273
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		185,000	183,613
6.875%, 1/15/2025 (b)		715,000	692,470
7.125%, 1/15/2023		940,000	944,700
8.5%, 4/15/2020		1,645,000	1,821,837
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	274,375
7.625%, 6/15/2021		915,000	1,020,225
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		595,000	560,044
7.5%, 4/1/2021		2,720,000	2,825,400
Intelsat Luxembourg SA, 8.125%, 6/1/2023		100,000	91,531
Level 3 Communications, Inc., 8.875%, 6/1/2019		70,000	73,325
Level 3 Financing, Inc.:
5.375%, 8/15/2022 (b)		830,000	847,637
144A, 5.375%, 5/1/2025		210,000	209,738
6.125%, 1/15/2021		525,000	555,844
7.0%, 6/1/2020		725,000	776,656
8.625%, 7/15/2020		2,480,000	2,690,800
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,510,000	2,472,350
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		2,000,000	2,055,320
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		340,000	321,300
144A, 7.0%, 3/1/2020 (b)		365,000	403,781
144A, 9.0%, 11/15/2018		1,745,000	1,985,478
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,427,456
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		780,000	801,052
6.625%, 11/15/2020		740,000	772,375
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	467,888
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		515,000	523,369
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,660,000	1,803,175
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	161,250
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		500,000	497,500
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	223,125
Windstream Corp.:
7.75%, 10/1/2021		720,000	707,400
7.875%, 11/1/2017		2,595,000	2,802,600
Zayo Group LLC, 144A, 6.0%, 4/1/2023		210,000	211,050
			37,809,169
Utilities 1.1%
AES Corp.:
3.262%**, 6/1/2019		160,000	160,000
8.0%, 6/1/2020		95,000	110,675
Calpine Corp.:
5.375%, 1/15/2023		340,000	342,975
5.75%, 1/15/2025		340,000	341,717
Dynegy, Inc., 144A, 7.625%, 11/1/2024		65,000	69,875
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		1,000,000	1,011,250
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,500,000	1,575,000
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025 (d)		1,000,000	1,011,250
NGL Energy Partners LP, 5.125%, 7/15/2019		255,000	250,538
NRG Energy, Inc., 6.25%, 5/1/2024		1,270,000	1,298,575
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		3,000,000	2,835,000
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		260,000	255,450
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		1,000,000	1,091,300
			10,353,605
Total Corporate Bonds (Cost $216,653,716)			213,415,434

Asset-Backed 0.6%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.907%**, 1/17/2024		2,000,000	2,001,964
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,626,613	1,604,857
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		2,045,206	2,043,155
Total Asset-Backed (Cost $5,593,712)			5,649,976

Mortgage-Backed Securities Pass-Throughs 4.3%
Federal Home Loan Mortgage Corp.:
3.5%, 10/1/2042 (d)		15,300,000	16,008,820
6.0%, 11/1/2021		89,362	101,831
Federal National Mortgage Association, 6.5%, with various maturities from 4/1/2017 until 6/1/2017		101,608	106,449
Government National Mortgage Association:
3.0%, 11/1/2042 (d)		4,700,000	4,832,554
3.5%, 3/1/2043 (d)		20,000,000	21,100,000
6.5%, 8/20/2034		107,702	122,960
Total Mortgage-Backed Securities Pass-Throughs (Cost $42,237,061)			42,272,614

Commercial Mortgage-Backed Securities 0.3%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.182%**, 3/15/2018		470,000	471,175
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.678%, 12/25/2024		7,498,390	335,832
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	211,929
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		817,072	867,236
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,013,194	1,061,698
Total Commercial Mortgage-Backed Securities (Cost $2,978,789)			2,947,870

Collateralized Mortgage Obligations 3.1%
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.474%**, 2/25/2025		1,000,000	1,029,037
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		810,876	582,928
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		2,237,298	252,221
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		977,950	107,172
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		3,241,923	436,032
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		4,275,952	559,585
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,309,647	156,378
"ZG", Series 4213, 3.5%, 6/15/2043		1,754,081	1,757,784
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		552,742	97,322
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		3,156,853	424,798
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,068,043	444,988
"SP", Series 4047, Interest Only, 6.469%**, 12/15/2037		2,591,894	478,487
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	625,908
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,309,108	417,209
"JZ", Series 2012-4, 4.0%, 9/25/2041		2,897,037	3,252,920
"KZ", Series 2010-134, 4.5%, 12/25/2040		875,500	910,525
"Z", Series 2011-149, 4.5%, 1/25/2042		2,217,229	2,225,101
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		566,568	118,453
"PI", Series 2006-20, Interest Only, 6.499%***, 11/25/2030		2,678,968	452,472
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.774%**, 4/25/2024		3,500,000	3,469,543
"M3", Series 2014-DN4, 4.724%**, 10/25/2024		1,930,000	2,024,534
Government National Mortgage Association:
"GC", Series 2010-101, 4.0%, 8/20/2040		1,500,000	1,617,306
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,689,189	446,346
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		2,016,336	195,112
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		614,839	17,443
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		547,772	77,126
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,404,093	421,583
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		276,388	57,162
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,760,090
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,953,095	106,064
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		364,520	70,996
"PZ", Series 2010-106, 4.75%, 8/20/2040		1,838,121	2,003,514
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,781,676	308,817
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		652,012	73,248
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,755,942	300,538
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,291,372	249,838
"AI", Series 2007-38, Interest Only, 6.278%***, 6/16/2037		383,281	68,926
"SC", Series 2002-33, Interest Only, 7.218%***, 5/16/2032		819,229	144,251
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		1,038,770	748,311
Total Collateralized Mortgage Obligations (Cost $28,652,632)			30,490,068

Government & Agency Obligations 9.1%
Sovereign Bonds 4.9%
Dominican Republic, 144A, 6.85%, 1/27/2045		600,000	627,000
Government of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	29,550,000	5,371,782
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	401,000
Kingdom of Spain-Inflation Linked Bond, 144A, REG S, 1.0%, 11/30/2030	EUR	7,243,984	8,580,458
Kommunalbanken AS, 144A, 2.125%, 4/23/2025		6,100,000	5,992,494
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.35%, 9/10/2024		500,000	513,510
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	710,500
Republic of Colombia, 5.0%, 6/15/2045		900,000	909,000
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	726,250
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	432,437
144A, 7.65%, 6/15/2035		700,000	736,750
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	383,070
Republic of Indonesia, 144A, 5.125%, 1/15/2045		870,000	893,925
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	3,660,000	4,466,166
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,235,250
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	324,000
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	2,800,000	818,801
Republic of Portugal, 144A, REG S, 4.1%, 2/15/2045	EUR	5,700,000	7,804,407
Republic of Singapore, 2.75%, 4/1/2042	SGD	1,217,000	907,674
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	230,788
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	6,700,000	576,720
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,000,000
Republic of Turkey:
4.875%, 4/16/2043		1,000,000	965,000
8.5%, 7/10/2019	TRY	2,040,000	739,639
Republic of Uruguay, 5.1%, 6/18/2050		430,000	437,741
United Mexican States, 4.6%, 1/23/2046		2,100,000	2,092,125
			47,876,487
U.S. Government Sponsored Agency 0.5%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,408,558
U.S. Treasury Obligations 3.7%
U.S. Treasury Bills:
0.00%****, 6/11/2015 (e)		690,000	690,000
0.01%****, 6/11/2015 (e)		555,000	554,994
0.06%****, 8/13/2015 (e)		3,625,000	3,624,869
0.085%****, 6/11/2015 (e)		546,000	545,997
U.S. Treasury Bonds:
2.5%, 2/15/2045		670,000	636,500
3.0%, 11/15/2044		193,000	203,087
3.125%, 8/15/2044		508,000	547,092
3.625%, 2/15/2044		462,000	544,186
5.375%, 2/15/2031 (g)		2,000,000	2,789,376
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		17,549,000	17,684,724
1.0%, 9/30/2016		2,500,000	2,520,313
1.25%, 1/31/2020		980,000	972,574
1.625%, 12/31/2019		897,000	906,110
1.625%, 8/15/2022		3,000,000	2,958,516
2.0%, 2/15/2025		175,000	174,289
2.5%, 5/15/2024		1,054,000	1,097,395
			36,450,022
Total Government & Agency Obligations (Cost $87,910,321)			88,735,067

Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $619,628)		622,934	1,186,627

Loan Participations and Assignments 5.0%
Senior Loans**
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		233,333	0
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		1,339,251	1,338,554
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,484,848	1,495,525
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		1,484,848	1,487,707
Term Loan E, 3.75%, 1/6/2021		2,314,917	2,325,045
CBS Outdoor Americas Capital LLC, Term Loan B, 3.0%, 1/31/2021		1,500,000	1,501,522
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,450,199	1,457,827
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		1,485,000	1,488,839
CSC Holdings, Inc., Term Loan B, 2.684%, 4/17/2020 (d)		2,310,245	2,308,628
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		4,376,925	4,398,547
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		1,500,000	1,506,427
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		4,233,333	4,253,886
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		605,000	607,175
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		4,137,778	4,132,233
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,490,150	1,495,336
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		781,815	782,956
Term Loan H, 3.0%, 4/29/2020		2,658,015	2,662,786
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		4,588,141	4,596,744
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,485,906	1,497,667
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		2,028,210	2,018,079
SBA Senior Financial II LLC, Term Loan B1, 3.25%, 3/24/2021		1,488,750	1,490,507
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,387,097	1,390,044
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,484,810	1,490,801
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,298,670	1,304,683
Term Loan B, 3.5%, 12/11/2019		295,811	297,147
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		1,488,750	1,492,472
Total Loan Participations and Assignments (Cost $48,858,332)			48,821,137

Municipal Bonds and Notes 2.2%
Arizona, State Transportation Board, Highway Revenue, 5.0%, 7/1/2033		5,000,000	5,804,950
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		5,000,000	5,746,750
California, State General Obligation:
5.0%, 3/1/2032		3,570,000	4,154,302
5.0%, 3/1/2033		1,430,000	1,658,771
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035		765,000	892,816
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		1,000,000	1,154,820
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		620,000	715,077
Ventura County, CA, Community College District, 5.0%, 8/1/2030		605,000	719,914
Total Municipal Bonds and Notes (Cost $20,946,668)			20,847,400

Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $72,142)		141,000	129,720

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $463,890)	9,400,000	22,232

	Shares	Value ($)

Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.12% (h) (i) (Cost $62,820,820)	62,820,820	62,820,820

Cash Equivalents 2.0%
Central Cash Management Fund, 0.08% (h) (Cost $19,500,242)	19,500,242	19,500,242

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,038,921,506)†	110.6	1,078,368,195
Other Assets and Liabilities, Net	(10.6)	(102,997,510)
Net Assets	100.0	975,370,685

The following table represents a corporate bond and a senior loan that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	USD	2,203,000	2,527,708	947,290
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	233,333	233,333	0
					2,761,041	947,290

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

*** Current yield; not a coupon rate.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,042,232,165. At April 30, 2015, net unrealized appreciation for all securities based on tax cost was $36,136,030. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,291,056 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,155,026.

(a) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	9,378	5,560	0.00

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2015 amounted to $60,761,607, which is 6.2% of net assets.

(c) Principal amount stated in U.S. dollars unless otherwise noted.

(d) When-issued or delayed delivery security included.

(e) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(g) At April 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

CVA: Certificaten Van Aandelen (Certificate of Deposit)

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2015 is 0.28%.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Australian Bond	AUD	6/15/2015	106	10,842,712	(201,001)
Ultra Long U.S. Treasury Bond	USD	6/19/2015	56	9,212,000	(249,107)
United Kingdom Long Gilt Bond	GBP	6/26/2015	53	9,609,650	(63,566)
Total unrealized depreciation					(513,674)

At April 30, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/19/2015	184	23,621,000	(317,031)
Euro-BOBL German Government Bond	EUR	6/8/2015	127	18,367,129	64,669
Euro-BTP Italian Government Bond	EUR	6/8/2015	111	17,247,176	187,827
Euro-OAT French Government Bond	EUR	6/8/2015	120	20,781,256	1,629
Total net unrealized depreciation					(62,906)

At April 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (j)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	265,000	2	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	27,083	26,179	904
1/21/2015 3/20/2020	375,000	3	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	67,226	58,348	8,878
Total unrealized appreciation							9,782

(j) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2/3/2015 2/3/2045	7,900,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(903,117)	(806,318)
1/28/2015 1/28/2045	8,800,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(1,109,166)	(1,021,141)
12/16/2015 9/18/2017	16,000,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(109,561)	(126,757)
12/16/2015 9/16/2025	1,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(31,923)	(26,195)
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(24,983)	(16,728)
12/16/2015 9/18/2045	19,900,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(1,672,795)	(1,040,219)
12/16/2015 9/16/2020	20,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	365,162	375,501
Total net unrealized depreciation					(2,661,857)

At April 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Dates	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (l)
Call Options Receive Fixed — 4.22% – Pay Floating — 3-Month LIBOR	4/22/2016 4/22/2026	9,400,000	1	4/20/2016	335,110	(7,101)
Receive Fixed — 4.48% – Pay Floating — 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000	1	5/5/2016	98,780	(4,258)
Receive Fixed — 5.132% – Pay Floating — 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(404)
Receive Fixed — 5.132% – Pay Floating — 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	4	3/15/2016	103,840	(404)
Total Call Options					601,310	(12,167)
Put Options Pay Fixed — 1.132% – Receive Floating — 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(18,483)
Pay Fixed — 1.132% – Receive Floating — 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	4	3/15/2016	22,440	(18,483)
Pay Fixed — 2.48% – Receive Floating — 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000	1	5/5/2016	98,780	(310,227)
Pay Fixed — 2.615% – Receive Floating — 3-Month LIBOR	12/4/2015 12/4/2045	19,000,000	5	12/2/2015	412,300	(1,036,600)
Pay Fixed — 2.64% – Receive Floating — 3-Month LIBOR	8/10/2015 8/10/2045	7,900,000	1	8/6/2015	73,865	(357,830)
Pay Fixed — 2.675% – Receive Floating — 3-Month LIBOR	11/12/2015 11/12/2045	19,000,000	5	11/9/2015	380,950	(1,154,209)
Pay Fixed — 2.796% – Receive Floating — 3-Month LIBOR	6/5/2015 6/5/2045	7,900,000	4	6/3/2015	84,530	(458,683)
Pay Fixed — 2.88% – Receive Floating — 3-Month LIBOR	9/30/2015 9/30/2045	19,000,000	6	9/28/2015	397,537	(1,602,195)
Total Put Options					1,533,982	(4,956,710)
Total					2,135,292	(4,968,877)

(l) Unrealized depreciation on written options on interest rate swap contracts at April 30, 2015 was $2,833,585.

Counterparties:

1 Nomura International PLC

2 Barclays Bank PLC

3 Credit Suisse

4 BNP Paribas

5 Citigroup, Inc.

6 Morgan Stanley

As of April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
KRW	3,457,100,000	USD	3,232,445	5/6/2015	7,538	Barclays Bank PLC
USD	3,164,394	KRW	3,457,100,000	5/6/2015	60,513	Barclays Bank PLC
USD	9,629,052	KRW	10,371,300,000	5/6/2015	45,668	Nomura International PLC
CAD	9,802,774	GBP	5,300,000	5/7/2015	11,086	Morgan Stanley
EUR	7,600,000	GBP	5,566,468	5/7/2015	10,506	UBS AG
JPY	743,000,000	USD	6,250,210	5/7/2015	27,430	Barclays Bank PLC
JPY	480,000,000	USD	4,039,506	5/7/2015	19,406	Morgan Stanley
SGD	8,900,000	USD	6,726,271	5/7/2015	428	Nomura International PLC
JPY	569,900,000	USD	4,796,024	5/7/2015	22,992	BNP Paribas
NZD	8,700,000	CAD	8,183,986	5/7/2015	144,371	Societe Generale
USD	6,212,437	JPY	742,900,000	5/7/2015	9,506	Societe Generale
USD	8,728,833	JPY	1,050,000,000	5/7/2015	65,137	Nomura International PLC
USD	6,536,428	SGD	8,900,000	5/7/2015	189,415	Nomura International PLC
INR	132,200,000	USD	2,105,096	5/11/2015	26,502	Commonwealth Bank of Australia
USD	736,963	BRL	2,240,000	5/11/2015	4,932	BNP Paribas
USD	4,732,970	ZAR	58,000,000	5/12/2015	136,888	JPMorgan Chase Securities, Inc.
ZAR	29,000,000	USD	2,438,799	5/12/2015	3,870	Morgan Stanley
USD	2,991,590	ZAR	35,700,000	5/12/2015	5,892	Morgan Stanley
USD	1,113,125	BRL	3,500,000	5/26/2015	39,957	Morgan Stanley
USD	1,114,721	BRL	3,500,000	5/26/2015	38,362	JPMorgan Chase Securities, Inc.
MXN	17,000,000	USD	1,117,990	5/29/2015	11,808	Barclays Bank PLC
NZD	8,700,000	USD	6,620,980	6/8/2015	3,246	Societe Generale
ZAR	29,000,000	USD	2,433,600	6/8/2015	9,421	BNP Paribas
MXN	32,800,000	USD	2,193,921	6/8/2015	61,148	BNP Paribas
ZAR	29,000,000	USD	2,432,988	6/8/2015	8,808	Morgan Stanley
GBP	5,000,000	USD	7,719,361	6/8/2015	46,218	Morgan Stanley
USD	2,381,869	ZAR	29,000,000	6/8/2015	42,311	Morgan Stanley
AUD	8,500,000	JPY	801,469,250	6/9/2015	1,298	Citigroup, Inc.
MXN	19,980,000	USD	1,331,897	6/25/2015	34,300	BNP Paribas
ZAR	29,000,000	USD	2,434,581	6/30/2015	19,149	BNP Paribas
USD	1,910,802	CAD	2,320,687	7/13/2015	10,769	Societe Generale
USD	50,745,848	EUR	46,800,000	7/13/2015	1,851,354	Bank of America
USD	11,251,474	EUR	10,440,900	7/13/2015	482,759	Societe Generale
USD	5,873,015	SEK	49,114,000	7/13/2015	28,620	Societe Generale
Total unrealized appreciation					3,481,608

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
KRW	10,371,300,000	USD	9,565,870	5/6/2015	(108,850)	Nomura International PLC
AUD	8,500,000	JPY	779,316,500	5/7/2015	(198,408)	Australia & New Zealand Banking Group Ltd.
CAD	8,056,896	NZD	8,700,000	5/7/2015	(39,042)	Macquarie Bank Ltd.
USD	6,641,646	NZD	8,700,000	5/7/2015	(3,349)	Societe Generale
JPY	803,165,000	AUD	8,500,000	5/7/2015	(1,328)	Citigroup, Inc.
NZD	8,700,000	USD	6,593,382	5/7/2015	(44,914)	Macquarie Bank Ltd.
GBP	9,982,291	EUR	13,600,000	5/7/2015	(51,409)	Societe Generale
GBP	5,300,000	CAD	9,701,120	5/7/2015	(95,334)	Morgan Stanley
EUR	6,000,000	GBP	4,305,420	5/7/2015	(128,564)	Morgan Stanley
USD	2,105,096	INR	132,200,000	5/11/2015	(26,502)	Commonwealth Bank of Australia
BRL	2,240,000	USD	732,864	5/11/2015	(9,031)	Morgan Stanley
ZAR	64,700,000	USD	5,277,439	5/12/2015	(154,972)	JPMorgan Chase Securities, Inc.
BRL	3,500,000	USD	1,100,698	5/26/2015	(52,384)	Morgan Stanley
BRL	3,500,000	USD	1,100,629	5/26/2015	(52,454)	BNP Paribas
USD	681,548	MXN	10,400,000	5/29/2015	(4,825)	Barclays Bank PLC
USD	414,462	MXN	6,292,000	5/29/2015	(5,044)	Citigroup, Inc.
PLN	3,170,000	USD	849,489	6/8/2015	(30,089)	UBS AG
GBP	11,136,409	EUR	15,200,000	6/8/2015	(15,417)	UBS AG
USD	2,434,111	ZAR	29,000,000	6/8/2015	(9,931)	BNP Paribas
USD	2,156,192	MXN	32,800,000	6/8/2015	(23,420)	BNP Paribas
USD	778,011	MXN	11,944,800	6/25/2015	(2,258)	BNP Paribas
COP	7,980,000,000	USD	3,321,860	6/30/2015	(11,211)	Morgan Stanley
NOK	50,798,000	USD	6,269,168	7/13/2015	(464,175)	BNP Paribas
SGD	1,757,000	USD	1,293,182	7/13/2015	(33,064)	UBS AG
EUR	40,702,800	USD	43,711,734	7/13/2015	(2,032,996)	Citigroup, Inc.
CAD	2,320,687	USD	1,844,789	7/13/2015	(76,782)	Citigroup, Inc.
SEK	91,403,000	USD	10,481,545	7/13/2015	(501,621)	Barclays Bank PLC
GBP	1,015,000	USD	1,497,770	7/13/2015	(59,512)	Barclays Bank PLC
EUR	23,400,000	USD	25,126,078	7/13/2015	(1,172,524)	Bank of America
SGD	1,205,000	USD	892,911	7/13/2015	(16,666)	Societe Generale
EUR	23,400,000	USD	26,113,417	7/13/2015	(185,184)	Barclays Bank PLC
TRY	2,060,000	USD	741,132	7/20/2015	(12,726)	BNP Paribas
Total unrealized depreciation					(5,623,986)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, interest rate swap contracts, written option contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (m)
Consumer Discretionary	$44,684,253	$12,057,954	$5,560	$56,747,767
Consumer Staples	43,379,490	100,313,769	—	143,693,259
Energy	33,417,732	—	—	33,417,732
Financials	59,870,727	24,678,331	—	84,549,058
Health Care	—	38,623,759	—	38,623,759
Industrials	1,314	61,965,431	0	61,966,745
Information Technology	43,207,804	5,022,032	—	48,229,836
Materials	5,798,341	4,213,380	42,079	10,053,800
Telecommunication Services	41,613,605	1,055,078	—	42,668,683
Utilities	21,423,524	—	—	21,423,524
Preferred Stock	—	151,534	—	151,534
Warrants	—	—	3,291	3,291
Fixed Income Investments (m)
Corporate Bonds	—	212,404,184	1,011,250	213,415,434
Asset-Backed	—	5,649,976	—	5,649,976
Mortgage-Backed Securities Pass-Throughs	—	42,272,614	—	42,272,614
Commercial Mortgage-Backed Securities	—	2,947,870	—	2,947,870
Collateralized Mortgage Obligations	—	30,490,068	—	30,490,068
Government & Agency Obligations	—	88,735,067	—	88,735,067
Convertible Bond	—	—	1,186,627	1,186,627
Loan Participations and Assignments	—	48,821,137	0	48,821,137
Municipal Bonds and Notes	—	20,847,400	—	20,847,400
Preferred Security	—	129,720	—	129,720
Short-Term Investments (m)	82,321,062	—	—	82,321,062
Derivatives (n)
Purchased Options	—	22,232	—	22,232
Futures Contracts	254,125	—	—	254,125
Credit Default Swap Contracts	—	9,782	—	9,782
Interest Rate Swap Contracts	—	375,501	—	375,501
Forward Foreign Currency Exchange Contracts	—	3,481,608	—	3,481,608
Total	$375,971,977	$704,268,427	$2,248,807	$1,082,489,211
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (n)
Futures Contracts	$(830,705)	$—	$—	$(830,705)
Written Options	—	(4,968,877)	—	(4,968,877)
Interest Rate Swap Contracts	—	(3,037,358)	—	(3,037,358)
Forward Foreign Currency Exchange Contracts	—	(5,623,986)	—	(5,623,986)
Total	$(830,705)	$(13,630,221)	$—	$(14,460,926)

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.

(m) See Investment Portfolio for additional detailed categorizations.

(n) Derivatives include value of options purchased; unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $956,600,444) — including $60,761,607 of securities loaned	$996,047,133
Investment in Daily Assets Fund Institutional (cost $62,820,820)*	62,820,820
Investment in Central Cash Management Fund (cost $19,500,242)	19,500,242
Total investments in securities, at value (cost $1,038,921,506)	1,078,368,195
Cash	656,953
Foreign currency, at value (cost $2,404,037)	2,467,636
Receivable for investments sold	10,965,488
Receivable for investments sold — when-issued securities	21,265,746
Receivable for Fund shares sold	245,521
Dividends receivable	2,888,610
Interest receivable	4,699,634
Receivable for variation margin on future contracts	501,534
Receivable for variation margin on centrally cleared swaps	215,531
Unrealized appreciation on bilateral swap contracts	9,782
Unrealized appreciation on forward foreign currency exchange contracts	3,481,608
Upfront payments paid on bilateral swap contracts	84,527
Foreign taxes recoverable	611,309
Other assets	64,305
Total assets	1,126,526,379
Liabilities
Payable upon return of securities loaned	62,820,820
Payable for investments purchased	10,678,343
Payable for investments purchased — when-issued securities	65,091,898
Payable for Fund shares redeemed	665,269
Options written, at value (premiums received $2,135,292)	4,968,877
Unrealized depreciation on forward foreign currency exchange contracts	5,623,986
Accrued management fee	297,833
Accrued Trustees' fees	12,066
Other accrued expenses and payables	996,602
Total liabilities	151,155,694
Net assets, at value	$975,370,685

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	13,960,132
Net unrealized appreciation (depreciation) on: Investments	39,446,689
Swap contracts	(2,652,075)
Futures	(576,580)
Foreign currency	(2,107,987)
Written options	(2,833,585)
Accumulated net realized gain (loss)	25,003,290
Paid-in capital	905,130,801
Net assets, at value	$975,370,685
Net Asset Value
Class A Net Asset Value and redemption price per share ($713,998,296 ÷ 74,983,268 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.52
Maximum offering price per share (100 ÷ 94.25 of $9.52)	$10.10
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,295,829 ÷ 136,017 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.53
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($26,227,684 ÷ 2,756,921 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.51
Class R6 Net Asset Value, offering and redemption price per share ($9,889 ÷ 1,040.6 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.50
Class S Net Asset Value, offering and redemption price per share ($229,724,020 ÷ 24,121,656 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.52
Institutional Class Net Asset Value, offering and redemption price per share ($4,114,967 ÷ 432,578 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.51

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $293,096)	$9,625,622
Interest	10,601,662
Income distributions — Central Cash Management Fund	8,788
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	262,851
Total income	20,498,923
Expenses: Management fee	1,822,621
Administration fee	492,600
Services to shareholders	731,838
Distribution and service fees	993,621
Custodian fee	55,578
Professional fees	75,848
Reports to shareholders	61,938
Registration fees	38,394
Trustees' fees and expenses	20,999
Other	54,155
Total expenses before expense reductions	4,347,592
Expense reductions	(144)
Total expenses after expense reductions	4,347,448
Net investment income	16,151,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	31,416,928
Swap contracts	(5,085,361)
Futures	(2,916,225)
Written options	(82,950)
Foreign currency	4,637,773
27,970,165
Change in net unrealized appreciation (depreciation) on: Investments	(27,949,604)
Swap contracts	(738,894)
Futures	(739,425)
Written options	(2,747,665)
Foreign currency	(1,777,973)
(33,953,561)
Net gain (loss)	(5,983,396)
Net increase (decrease) in net assets resulting from operations	$10,168,079

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income	$16,151,475	$32,861,068
Operations: Net investment income	$16,151,475	$32,861,068
Net realized gain (loss)	27,970,165	72,111,526
Change in net unrealized appreciation (depreciation)	(33,953,561)	(48,390,292)
Net increase (decrease) in net assets resulting from operations	10,168,079	56,582,302
Distributions to shareholders from: Net investment income: Class A	(13,020,435)	(25,171,540)
Class B	(21,875)	(55,718)
Class C	(376,798)	(617,381)
Class R6	(192)	(102)*
Class S	(4,528,429)	(8,673,219)
Institutional Class	(67,523)	(101,519)
Net realized gains: Class A	(52,034,815)	(11,687,777)
Class B	(129,932)	(44,142)
Class C	(1,914,832)	(331,678)
Class R6	(687)	—
Class S	(17,170,964)	(3,738,187)
Institutional Class	(219,819)	(36,487)
Total distributions	(89,486,301)	(50,457,750)
Fund share transactions: Proceeds from shares sold	22,981,919	66,750,548
Reinvestment of distributions	85,351,670	47,968,220
Payments for shares redeemed	(85,240,501)	(129,967,063)
Net increase (decrease) in net assets from Fund share transactions	23,093,088	(15,248,295)
Increase (decrease) in net assets	(56,225,134)	(9,123,743)
Net assets at beginning of period	1,031,595,819	1,040,719,562
Net assets at end of period (including undistributed net investment income of $13,960,132 and $15,823,909, respectively)	$975,370,685	$1,031,595,819

* For the period from August 25, 2014 (commencement of operations of Class R6) to October 31, 2014.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.36		$10.31	$9.56	$8.91	$8.85	$8.10
Income (loss) from investment operations: Net investment incomea	.16		.32	.29	.25	.14	.13
Net realized and unrealized gain (loss)	(.09)		.23	1.01	.60	.05	.86
Total from investment operations	.07		.55	1.30	.85	.19	.99
Less distributions from: Net investment income	(.18)		(.34)	(.28)	(.20)	(.13)	(.17)
Net realized gains	(.73)		(.16)	(.27)	—	—	(.07)
Total distributions	(.91)		(.50)	(.55)	(.20)	(.13)	(.24)
Net asset value, end of period	$9.52		$10.36	$10.31	$9.56	$8.91	$8.85
Total Return (%)b	1.07	**	5.49	14.14	9.67	2.11	12.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	714		751	770	748	780	874
Ratio of expenses (%)	.91	*	.90	.90	.91	.93	.97
Ratio of net investment income (%)	3.25	*	3.10	3.00	2.67	1.58	1.51
Portfolio turnover rate (%)	63	**	100	90	204	137	251
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/15 (Unaudited)		2014	2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.37		$10.31	$9.57		$8.91	$8.85	$8.11
Income (loss) from investment operations: Net investment incomea	.10		.22	.19		.15	.06	.04
Net realized and unrealized gain (loss)	(.08)		.24	1.01		.62	.03	.87
Total from investment operations	.02		.46	1.20		.77	.09	.91
Less distributions from: Net investment income	(.13)		(.24)	(.19)		(.11)	(.03)	(.10)
Net realized gains	(.73)		(.16)	(.27)		—	—	(.07)
Total distributions	(.86)		(.40)	(.46)		(.11)	(.03)	(.17)
Net asset value, end of period	$9.53		$10.37	$10.31		$9.57	$8.91	$8.85
Total Return (%)b	.54	c**	4.52	12.88	c	8.70	1.06	11.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		2	3		5	6	10
Ratio of expenses before expense reductions (%)	2.05	*	1.93	1.90		1.89	1.89	2.00
Ratio of expenses after expense reductions (%)	2.03	*	1.93	1.90		1.89	1.89	2.00
Ratio of net investment income (%)	2.08	*	2.08	1.99		1.66	.62	.48
Portfolio turnover rate (%)	63	**	100	90		204	137	251
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.35		$10.29	$9.55	$8.89	$8.84	$8.08
Income (loss) from investment operations: Net investment incomea	.12		.24	.21	.17	.07	.06
Net realized and unrealized gain (loss)	(.09)		.24	1.00	.62	.03	.87
Total from investment operations	.03		.48	1.21	.79	.10	.93
Less distributions from: Net investment income	(.14)		(.26)	(.20)	(.13)	(.05)	(.10)
Net realized gains	(.73)		(.16)	(.27)	—	—	(.07)
Total distributions	(.87)		(.42)	(.47)	(.13)	(.05)	(.17)
Net asset value, end of period	$9.51		$10.35	$10.29	$9.55	$8.89	$8.84
Total Return (%)b	.78	**	4.74	13.09	8.90	1.16	11.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		27	21	17	19	21
Ratio of expenses (%)	1.70	*	1.69	1.72	1.74	1.75	1.79
Ratio of net investment income (%)	2.46	*	2.31	2.16	1.84	.76	.68
Portfolio turnover rate (%)	63	**	100	90	204	137	251
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class R6	Six Months Ended 4/30/15 (Unaudited)		Period Ended 10/31/14a
Selected Per Share Data
Net asset value, beginning of period	$10.35		$10.70
Income (loss) from investment operations: Net investment incomeb	.16		.05
Net realized and unrealized gain (loss)	(.09)		(.29)
Total from investment operations	.07		(.24)
Less distributions from: Net investment income	(.19)		(.11)
Net realized gains	(.73)		—
Total distributions	(.92)		(.11)
Net asset value, end of period	$9.50		$10.35
Total Return (%)	1.15	**	(2.26	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10
Ratio of expenses (%)	.77	*	.56	*
Ratio of net investment income (%)	3.39	*	2.83	*
Portfolio turnover rate (%)	63	**	100	c
a For the period from August 25, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding during the period.
c Represents the Fund's portfolio turnover rate for the year ended October 31, 2014.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.36		$10.31	$9.56	$8.91	$8.85	$8.10
Income (loss) from investment operations: Net investment incomea	.17		.34	.31	.27	.16	.14
Net realized and unrealized gain (loss)	(.09)		.23	1.01	.60	.04	.87
Total from investment operations	.08		.57	1.32	.87	.20	1.01
Less distributions from: Net investment income	(.19)		(.36)	(.30)	(.22)	(.14)	(.19)
Net realized gains	(.73)		(.16)	(.27)	—	—	(.07)
Total distributions	(.92)		(.52)	(.57)	(.22)	(.14)	(.26)
Net asset value, end of period	$9.52		$10.36	$10.31	$9.56	$8.91	$8.85
Total Return (%)	1.29	**	5.70	14.37	9.90	2.20	12.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	230		249	245	236	241	258
Ratio of expenses (%)	.71	*	.69	.71	.71	.73	.77
Ratio of net investment income (%)	3.45	*	3.30	3.19	2.88	1.78	1.70
Portfolio turnover rate (%)	63	**	100	90	204	137	251
a Based on average shares outstanding during the period. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.35		$10.30	$9.56	$8.91	$8.86	$8.11
Income (loss) from investment operations: Net investment incomea	.17		.35	.32	.27	.17	.16
Net realized and unrealized gain (loss)	(.09)		.23	1.00	.61	.04	.87
Total from investment operations	.08		.58	1.32	.88	.21	1.03
Less distributions from: Net investment income	(.19)		(.37)	(.31)	(.23)	(.16)	(.21)
Net realized gains	(.73)		(.16)	(.27)	—	—	(.07)
Total distributions	(.92)		(.53)	(.58)	(.23)	(.16)	(.28)
Net asset value, end of period	$9.51		$10.35	$10.30	$9.56	$8.91	$8.86
Total Return (%)	1.21	**	5.77	14.32	10.02	2.37	12.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		3	2	2	1	4
Ratio of expenses (%)	.64	*	.64	.65	.65	.61	.60
Ratio of net investment income (%)	3.59	*	3.34	3.25	2.94	1.90	1.87
Portfolio turnover rate (%)	63	**	100	90	204	137	251
a Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited

A. Organization and Significant Accounting Policies

Deutsche Global Income Builder Fund (the "Fund") is a diversified series of Deutsche Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers, and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in mortgage-backed securities, premium amortization on debt securities, investments in futures, swap contracts, and forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2015, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $73,600,000 to $83,400,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in credit default swap contracts sold had a total notional value of generally indicative of a range from $525,000 to $640,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2015, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2015, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $13,088,000 to $104,491,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $49,408,000 to $85,580,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2015, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

A summary of the open purchased option contracts as of April 30, 2015 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in written option contracts had a total value generally indicative of a range from approximately $1,697,000 to $11,467,000, and purchased option contracts had a total value generally indicative of a range from approximately $21,000 to $117,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance total returns.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2015, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $66,854,000 to $202,388,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $44,168,000 to $132,335,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $15,366,908 to $96,055,075.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$22,232	$—	$375,501	$254,125	$651,858
Credit Contracts (a)	—	—	9,782	—	9,782
Foreign Exchange Contracts (c)	—	3,481,608	—	—	3,481,608
	$22,232	$3,481,608	$385,283	$254,125	$4,143,248
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on bilateral swap contracts
(b) Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(4,968,877)	$—	$(3,037,358)	$(830,705)	$(8,836,940)
Foreign Exchange Contracts (c)	—	(5,623,986)	—	—	(5,623,986)
	$(4,968,877)	$(5,623,986)	$(3,037,358)	$(830,705)	$(14,460,926)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Options written, at value
(b) Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(82,950)	$—	$(5,134,963)	$(2,916,225)	$(8,134,138)
Credit Contracts (a)	—	—	49,602	—	49,602
Foreign Exchange Contracts (b)	—	4,712,399	—	—	4,712,399
	$(82,950)	$4,712,399	$(5,085,361)	$(2,916,225)	$(3,372,137)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from written options, swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(94,807)	$(2,747,665)	$—	$(696,585)	$(739,425)	$(4,278,482)
Credit Contracts (a)	—	—	—	(42,309)	—	(42,309)
Foreign Exchange Contracts (b)	—	—	(1,890,940)	—	—	(1,890,940)
	$(94,807)	$(2,747,665)	$(1,890,940)	$(738,894)	$(739,425)	$(6,211,731)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swaps contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Non-Cash Collateral Received (a)	Net Amount of Derivative Assets
Bank of America	$1,851,354	$(1,172,524)	$—	$—	$678,830
Barclays Bank PLC	108,193	(108,193)	—	—	—
BNP Paribas	151,942	(151,942)	—	—	—
Citigroup, Inc.	1,298	(1,298)	—	—	—
Commonwealth Bank of Australia	26,502	(26,502)	—	—	—
Credit Suisse	8,878	—	—	—	8,878
JPMorgan Chase Securities, Inc.	175,250	(154,972)	—	—	20,278
Morgan Stanley	177,548	(177,548)	—	—	—
Nomura International PLC	322,880	(322,880)	—	—	—
Societe Generale	679,271	(71,424)	—	—	607,847
UBS AG	10,506	(10,506)	—	—	—
	$3,513,622	$(2,197,789)	$—	$—	$1,315,833
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Non-Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$198,408	$—	$—	$—	$198,408
Bank of America	1,172,524	(1,172,524)	—	—	—
Barclays Bank PLC	751,142	(108,193)	—	—	642,949
BNP Paribas	1,042,534	(151,942)	—	(890,592)	—
Citigroup, Inc.	4,306,959	(1,298)	—	(3,726,309)	579,352
Commonwealth Bank of Australia	26,502	(26,502)	—	—	—
JPMorgan Chase Securities, Inc.	154,972	(154,972)	—	—	—
Macquarie Bank Ltd.	83,956	—	—	—	83,956
Morgan Stanley	1,898,719	(177,548)	—	(730,607)	990,564
Nomura International PLC	807,153	(322,880)	—	(484,273)	—
Societe Generale	71,424	(71,424)	—	—	—
UBS AG	78,570	(10,506)	—	—	68,064
	$10,592,863	$(2,197,789)	$—	$(5,831,781)	$2,563,293

(a) The actual collateral received and/or pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $616,860,773 and $587,981,154, respectively. Purchases and sales of U.S. Treasury securities aggregated $18,339,017 and $25,658,648, respectively.

For the six months ended April 30, 2015, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	121,600,000	$1,611,328
Options written	38,000,000	793,250
Options closed	(7,900,000)	(82,950)
Options expired	(16,700,000)	(186,336)
Outstanding, end of period	135,000,000	$2,135,292

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following rates:
First $1.5 billion of the Fund's average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%

Accordingly, for the six months ended April 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund's average daily net assets.

For the period from November 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.28%
Class B	2.03%
Class C	2.03%
Class R6	1.03%
Class S	1.03%
Institutional Class	1.03%

For the six months ended April 30, 2015, fees waived and/or expenses reimbursed for Class B are $144.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2015, the Administration Fee was $492,600, of which $80,520 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2015
Class A	$289,256	$110,303
Class B	4,030	1,538
Class C	11,120	4,558
Class R6	11	—
Class S	148,990	52,032
Institutional Class	608	204
	$454,015	$168,635

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2015
Class B	$6,332	$871
Class C	97,967	16,101
	$104,299	$16,972

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2015	Annualized Rate
Class A	$855,089	$427,030	.24%
Class B	2,070	976	.25%
Class C	32,163	15,907	.25%
	$889,322	$443,913

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2015 aggregated $15,052.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2015, the CDSC for Class B shares aggregated $121. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares. For the six months ended April 30, 2015, DDI received $1,949 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $16,577, of which $9,080 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2015, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $22,858.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,411,201	$13,538,088	3,298,655	$34,490,105
Class B	67	616	10,428	107,897
Class C	360,870	3,461,796	848,483	8,814,026
Class R6	—	—	934 *	10,001 *
Class S	500,502	4,804,156	2,141,067	22,393,773
Institutional Class	124,590	1,177,263	89,441	934,746
		$22,981,919		$66,750,548
Shares issued to shareholders in reinvestment of distributions
Class A	6,867,327	$62,676,438	3,459,461	$35,398,861
Class B	16,504	150,803	9,752	99,352
Class C	241,900	2,206,515	88,969	910,438
Class R6	97	879	10 *	102 *
Class S	2,194,318	20,029,693	1,115,603	11,421,461
Institutional Class	31,485	287,342	13,449	138,006
		$85,351,670		$47,968,220
Shares redeemed
Class A	(5,763,249)	$(55,282,011)	(8,963,514)	$(93,368,859)
Class B	(70,913)	(678,825)	(130,088)	(1,354,945)
Class C	(464,192)	(4,406,257)	(340,018)	(3,531,018)
Class S	(2,569,540)	(24,603,739)	(3,020,761)	(31,423,515)
Institutional Class	(28,049)	(269,669)	(27,634)	(288,726)
		$(85,240,501)		$(129,967,063)
Net increase (decrease)
Class A	2,515,279	$20,932,515	(2,205,398)	$(23,479,893)
Class B	(54,342)	(527,406)	(109,908)	(1,147,696)
Class C	138,578	1,262,054	597,434	6,193,446
Class R6	97	879	944 *	10,103 *
Class S	125,280	230,110	235,909	2,391,719
Institutional Class	128,026	1,194,936	75,256	784,026
		$23,093,088		$(15,248,295)

* For the period from August 25, 2014 (commencement of operations of Class R6) to October 31, 2014.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,010.70	$1,005.40	$1,007.80	$1,011.50	$1,012.90	$1,012.10
Expenses Paid per $1,000*	$4.54	$10.09	$8.46	$3.84	$3.54	$3.19
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,020.28	$1,014.73	$1,016.36	$1,020.98	$1,021.27	$1,021.62
Expenses Paid per $1,000*	$4.56	$10.14	$8.50	$3.86	$3.56	$3.21

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Deutsche Global Income Builder Fund	.91%	2.03%	1.70%	.77%	.71%	.64%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Global Income Builder Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
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Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRBX	KTRCX	KTRSX	KTRIX
CUSIP Number	25159K 820	25159K 812	25159K 796	25159K 788	25159K 770
Fund Number	002	202	302	2033	1402

For shareholders of Class R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	KTRZX
CUSIP Number	25159K 721
Fund Number	1633

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DG IBF-3
(R-027564-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015